Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 9	$ 9	$ 147
Increases as a result of positions taken in prior periods	35	0	9
Increases as a result of positions taken during the current period	2	0	0
Decreases as a result of positions taken in prior periods	(2)	0	(147)
Decreases as a result of positions taken in the current period	0	0	0
Balance at the end of the period	$ 44	$ 9	$ 9